Auer Growth Fund
Schedule of Investments
August 31, 2024 (Unaudited)
COMMON STOCKS — 87.92% Shares Fair Value
Communication Services — 1.47%
Gravity Co. Ltd. - ADR 15,500 $ 978,360
Consumer Discretionary — 8.32%
AMREP Corp.
(a)
16,000 348,000
Century Communities, Inc. 7,500 750,525
General Motors Co. 28,000 1,393,840
GigaCloud Technology, Inc.
(a)
46,000 894,240
Green Brick Partners, Inc.
(a)
9,000 709,020
Sadot Group, Inc.
(a)
300,000 113,400
TRI Pointe Group, Inc.
(a)
15,500 688,820
Yoshitsu Co. Ltd.
(a)
1,000,000 607,600
5,505,445
Consumer Staples — 0.65%
United-Guardian, Inc. 30,000 427,800
Energy — 18.97%
APA Corp. 22,000 626,780
Borr Drilling Ltd.
(a)
200,000 1,214,000
Chord Energy Corp. 4,200 623,406
First Solar, Inc.
(a)
7,500 1,705,275
Matador Resources Co. 21,000 1,191,120
North American Construction Group Ltd.
(a)
35,000 690,900
Obsidian Energy Ltd.
(a)
90,000 618,300
Permian Resources Corp. 42,000 598,080
PrimeEnergy Resources Corp.
(a)
3,000 401,970
Ring Energy, Inc.
(a)
400,000 740,000
Seadrill Ltd.
(a)
11,000 474,320
Tidewater, Inc.
(a)
16,000 1,419,200
VAALCO Energy, Inc. 120,000 781,200
Valaris Ltd.
(a)
18,000 1,099,080
Vista Energy SAB de CV - ADR
(a)
7,000 364,910
12,548,541
Financials — 20.53%
AG Mortgage Investment Trust, Inc. 45,000 334,800
Banco Latinoamericano de Comercio Exterior, S.A., Class E 10,000 313,500
Burford Capital Ltd.
(a)
50,000 675,500
Enstar Group Ltd.
(a)
1,800 586,800
Fidelis Insurance Holdings Ltd. 43,000 796,360
First Bank 24,000 369,360
First Internet Bancorp 9,000 326,610
First Savings Financial Group, Inc.
(a)
15,000 360,000
Goldman Sachs Group, Inc. (The) 3,000 1,530,750
Hamilton Insurance Group Ltd.
(a)
82,000 1,605,560
Jefferies Financial Group, Inc. 13,500 809,325
Lument Finance Trust, Inc. 120,000 295,200
Merchants Bancorp 17,000 779,450

Auer Growth Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
COMMON STOCKS — 87.92% - (continued) Shares Fair Value
Financials — 20.53% - (continued)
Mr. Cooper Group, Inc.
(a)
3,700 $ 347,097
MVB Financial Corp. 12,000 252,000
Northeast Community Bancorp, Inc. 17,000 388,280
Old Point Financial Corp.
(a)
9,000 176,265
OptimumBank Holdings, Inc.
(a)
67,000 306,190
PRA Group, Inc.
(a)
14,000 326,480
Primis Financial Corp. 22,500 273,375
RenaissanceRe Holdings Ltd. 5,200 1,324,908
Shore Bancshares, Inc.
(a)
22,500 319,500
Siebert Financial Corp.
(a)
70,000 123,900
TPG RE Finance Trust, Inc.
(a)
37,000 335,220
VersaBank 47,000 631,210
13,587,640
Health Care — 13.05%
Alkermes PLC
(a)
45,000 1,280,250
Amphastar Pharmaceuticals, Inc.
(a)
30,000 1,462,200
Aurinia Pharmaceuticals, Inc.
(a)
110,000 749,100
Catalyst Pharmaceuticals, Inc.
(a)
80,000 1,620,000
DocGo, Inc.
(a)
100,000 378,000
Harmony Biosciences Holdings, Inc.
(a)
33,000 1,187,340
Sensus Healthcare, Inc.
(a)
50,000 326,000
SIGA Technologies, Inc. 80,000 722,400
United Therapeutics Corp.
(a)
2,500 908,875
8,634,165
Industrials — 10.48%
Acacia Research Corp.
(a)
55,000 264,550
Argan, Inc. 11,500 912,065
Costamare, Inc. 93,000 1,319,670
Genco Shipping & Trading Ltd. 32,000 562,880
Golden Ocean Group Ltd. 45,000 553,500
Great Lakes Dredge & Dock Corp.
(a)
64,000 636,800
Optex Systems Holdings, Inc.
(a)
50,000 404,500
Pyxis Tankers, Inc.
(a)
60,000 304,200
Seanergy Maritime Holdings Corp. 65,000 747,500
Star Bulk Carriers Corp. 30,000 641,100
TAT Technologies Ltd.
(a)
25,000 436,500
Titan Machinery, Inc.
(a)
10,000 151,100
6,934,365
Materials — 9.90%
B2Gold Corp. 360,000 1,008,000
Centerra Gold, Inc. 90,000 637,200
Eldorado Gold Corp.
(a)
52,000 897,000
Fortuna Mining Corp.
(a)
145,000 665,550
IAMGOLD Corp.
(a)
140,000 691,600
MAG Silver Corp.
(a)
26,000 339,040

Auer Growth Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
COMMON STOCKS — 87.92% - (continued) Shares Fair Value
Materials — 9.90% - (continued)
Ramaco Resources, Inc. 33,000 $ 402,270
Silvercorp Metals, Inc.
(a)
95,000 360,050
Taseko Mines Ltd.
(a)
150,000 339,000
Ternium SA - ADR 18,000 606,060
TRX Gold Corp.
(a)
570,000 222,357
Universal Stainless & Alloy Products, Inc.
(a)
9,000 379,080
6,547,207
Real Estate — 0.40%
Five Point Holdings LLC
(a)
80,000 263,200
Technology — 4.15%
Canadian Solar, Inc.
(a)
15,000 189,450
Dave, Inc.
(a)
20,000 752,000
Gorilla Technology Group, Inc.
(a)
100,000 310,000
Immersion Corp. 36,000 338,400
Micron Technology, Inc. 12,000 1,154,880
2,744,730
Total Common Stocks (Cost $53,818,125) 58,171,453
MONEY MARKET FUNDS — 11.98% Shares Fair Value
Fidelity Investments Money Market Government Portfolio, Class I, 5.21%
(b)
7,923,339 7,923,339
Total Money Market Funds (Cost $7,923,339) 7,923,339
Total Investments — 99.90%
    (Cost $61,741,464) 66,094,792
Other Assets in Excess of Liabilities — 0.10% 63,335
NET ASSETS — 100.00% $ 66,158,127
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2024.
ADR - American Depositary Receipt